UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

	Evolution VP Managed Bond Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)

Shares				Value
	INVESTMENT COMPANIES - 81.2%
3,391	Alliance World Dollar Government Fund II			$46,965
3,475	BlackRock Corporate High Yield Fund VI			47,329
2,542	BlackRock Floating Rate Income Strategies Fund			47,612
2,273	BlackRock Preferred Income Strategies Fund			47,369
2,736	Evergreen Managed Income Fund			47,661
2,129	Flaherty & Crumrine/Claymore Preferred Securities Income Fund			47,477
27,083	iShares GS $ InvesTop Corporate Bond Fund			2,905,193
4,735	iShares Lehman 1-3 Year Treasury Bond Fund			381,073
22,387	iShares Lehman 7-10 Year Treasury Bond Fund			1,861,255
8,807	iShares Lehman Aggregate Bond Fund			882,409
36,675	iShares Lehman Treasury Inflation Protected Securities Fund			3,704,175
5,546	MFS Charter Income Trust			47,474
7,615	MFS Intermediate Income Trust			47,517
2,816	Neuberger Berman Income Opportunity Fund			47,450
7,188	Putnam Premier Income Trust			47,369
3,314	Templeton Emerging Markets Income Fund			47,324
2,659	Western Asset Emerging Markets Debt Fund			47,383
4,199	Western Asset High Income Fund II			47,407
4,000	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2			47,520
	TOTAL INVESTMENT COMPANIES (Cost $10,335,979)			$10,397,962

	SHORT TERM INVESTMENTS - 15.7%
	Money Market Funds - 0.1%
17,795	Federated Prime Obligations Fund - Class I			$17,795

Principal
Amount
	U.S. Government Agency Obligations - 15.6%
$1,000,000	Federal Home Loan Bank Discount Note, 4.98%, 04/02/2007			$1,000,000
1,000,000	Federal Home Loan Mortgage Corp. Discount Note, 4.88%, 04/02/2007			1,000,000
				$2,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,017,795)			$2,017,795

	Total Investments (Cost $12,353,774) - 96.9%			$12,415,757
	Other Assets in Excess of Liabilities - 3.1%			397,357
	TOTAL NET ASSETS - 100.0%			$12,813,114

Percentages are stated as a percent of net assets.

	Evolution VP Managed Bond Fund
	Schedule of Short Swap Contracts
	March 31, 2007 (Unaudited)

			Notional	Termination	Unrealized
Counterparty	Reference Entity	Number of Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares Lehman 20+ Year Treasury Bond	11,350	$ 1,013,070	03/11/2008	$ 11,869

		Evolution VP All-Cap Equity Fund
		Schedule of Investments
		March 31, 2007 (Unaudited)

Shares			Value
	COMMON STOCKS - 87.6%
	Aerospace & Defense - 0.9%
868	Alliant Techsystems, Inc. (a)		$76,315
347	General Dynamics Corp.		26,511
846	Lockheed Martin Corp.		82,079
190	Moog, Inc. (a)		7,913
202	Teledyne Technologies, Inc. (a)		7,563
559	United Technologies Corp.		36,335
			236,716
	Air Freight & Logistics - 0.5%
256	C.H. Robinson Worldwide, Inc.		12,224
277	FedEx Corp.		29,758
1,425	Forward Air Corp.		46,854
251	HUB Group, Inc. (a)		7,276
740	Ryanair Holdings PLC - ADR (a)		33,145
157	Ryder System, Inc.		7,746
118	United Parcel Service, Inc. - Class B		8,272
			145,275
	Airlines - 0.4%
265	British Airways PLC - ADR (a)		25,578
2,775	Skywest, Inc.		74,453
			100,031
	Auto Components - 0.4%
231	Johnson Controls, Inc.		21,857
2,346	Keystone Automotive Industries, Inc. (a)		79,060
			100,917
	Automobiles - 1.0%
617	DaimlerChrysler AG (b)		50,477
247	Harley-Davidson, Inc.		14,511
1,020	Honda Motor Co. Ltd. - ADR		35,567
8,646	Monaco Coach Corp.		137,731
1,205	Nissan Motor Co. Ltd. - ADR		25,787
			264,073
	Beverages - 0.6%
166	Anheuser-Busch Companies, Inc.		8,376
146	Companhia de Bebidas das Americas - ADR		8,024
307	Diageo PLC - ADR		24,852
216	Fomento Economico Mexicano SA de CV - ADR		23,844
1,496	PepsiCo, Inc.		95,086
			160,182
	Biotechnology - 0.7%
2,886	Celgene Corp. (a)		151,400
1,152	MedImmune, Inc. (a)		41,921
			193,321
	Building Products - 0.5%
3,370	Apogee Enterprises, Inc.		67,535
1,443	Universal Forest Products, Inc.		71,500
			139,035
	Capital Markets - 1.6%
601	AG Edwards, Inc.		41,577
232	The Bear Stearns Companies, Inc.		34,881
466	Credit Suisse Group - ADR		33,473
381	The Goldman Sachs Group, Inc.		78,726
1,898	Janus Capital Group, Inc.		39,687
414	Merrill Lynch & Co., Inc.		33,812
362	Morgan Stanley		28,511
177	Nuveen Investments, Inc.		8,372
100	SEI Investments Co.		6,023
5,751	SWS Group, Inc.		142,682
			447,744

	Chemicals - 0.9%
244	E.I. du Pont de Nemours & Co.	12,061
163	FMC Corp.	12,295
3,542	Georgia Gulf Corp.	57,416
1,815	HB Fuller Co.	49,495
2,301	Headwaters, Inc. (a)	50,277
1,104	OM Group, Inc. (a)	49,327
176	PPG Industries, Inc.	12,374
156	Praxair, Inc.	9,822
		253,067
	Commercial Banks - 1.2%
241	ABN AMRO Holding NV - ADR	10,368
1,450	Banco Bradesco SA - ADR	58,638
981	Banco Itau Holding Financeira SA - ADR	34,158
398	BanColombia SA - ADR	11,021
468	Bank of Hawaii Corp.	24,818
422	Barclays PLC - ADR	24,029
336	City National Corp.	24,730
115	Kookmin Bank - ADR (a)	10,367
209	M&T Bank Corp.	24,209
523	Marshall & Ilsley Corp.	24,220
677	Uniao de Bancos Brasileiros SA - ADR	59,210
287	Zions Bancorporation	24,257
		330,025
	Commercial Services & Supplies - 1.9%
3,710	ABM Industries, Inc.	97,907
556	Career Education Corp. (a)	16,958
2,368	Gevity HR, Inc.	46,744
254	Heidrick & Struggles International, Inc. (a)	12,306
232	Herman Miller, Inc.	7,770
500	ITT Educational Services, Inc. (a)	40,745
163	John H. Harland Co.	8,351
535	Korn/Ferry International (a)	12,273
843	Monster Worldwide, Inc. (a)	39,933
2,900	Sotheby's Holdings	128,992
982	Tetra Tech, Inc. (a)	18,717
443	Viad Corp.	17,100
438	Volt Information Sciences, Inc. (a)	11,471
1,411	Watson Wyatt Worldwide, Inc. - Class A	68,645
		527,912
	Communications Equipment - 3.0%
805	Alcatel-Lucent - ADR	9,515
1,796	CommScope, Inc. (a)	77,049
2,932	Comtech Telecommunications Corp. (a)	113,556
1,525	Harris Corp.	77,699
410	Nokia OYJ - ADR (a)	9,397
3,299	Plantronics, Inc.	77,922
3,146	Polycom, Inc. (a)	104,856
4,416	QUALCOMM, Inc.	188,387
969	Telefonaktiebolaget LM Ericsson - ADR	35,940
4,269	Viasat, Inc. (a)	140,749
		835,070
	Computers & Peripherals - 2.4%
823	Apple, Inc. (a)	76,465
5,689	EMC Corp. (a)	78,793
385	International Business Machines Corp.	36,290
3,359	Komag, Inc. (a)	109,940
169	Lexmark International, Inc. - Class A (a)	9,880
2,483	SanDisk Corp. (a)	108,755
13,527	Western Digital Corp. (a)	227,389
		647,512
	Construction & Engineering - 0.1%
286	EMCOR Group, Inc. (a)	16,868
369	Jacobs Engineering Group, Inc. (a)	17,214
		34,082
	Construction Materials - 0.2%
1,015	Cemex SAB de C.V. - ADR (a)	33,241
399	Florida Rock Industries, Inc.	26,849
		60,090
	Consumer Finance - 0.2%
1,279	World Acceptance Corp. (a)	51,096

	Consumer Services - 0.2%
1,199	Pre-Paid Legal Services, Inc. (a)	60,082

	Containers & Packaging - 0.5%
1,555	Pactiv Corp. (a)	52,466
2,152	Rock-Tenn Co. - Class A	71,446
		123,912
	Distributors - 0.5%
7,308	Building Materials Holding Corp.	132,348

	Diversified Consumer Services - 0.0%
230	CPI Corp.	12,077

	Diversified Financial Services - 0.0%
246	ING Groep NV - ADR	10,413

	Diversified Telecommunication Services - 0.7%
607	Compania Anonima Nacional Telefonos de Venezuela - ADR	10,556
2,099	CT Communications, Inc.	50,586
1,619	KT Corp. - ADR (a)	36,249
459	Philippine Long Distance Telephone Co. - ADR	24,235
8,689	Qwest Communications International, Inc. (a)	78,114
		199,740
	Electric Utilities - 1.1%
691	Companhia Energetica de Minas Gerais - ADR	33,617
902	Companhia Paranaense de Energia-Copel - ADR	10,481
610	CPFL Energia S.A. - ADR	25,803
479	DTE Energy Co.	22,944
1,499	Enersis S.A. - ADR	24,419
739	Huaneng Power International, Inc. - ADR	25,680
1,192	Korea Electric Power Corp. - ADR (a)	23,840
510	PG&E Corp.	24,618
2,867	Puget Energy, Inc.	73,625
385	TXU Corp.	24,678
		289,705
	Electrical Equipment - 4.3%
10,911	Aeroflex, Inc. (a)	143,480
373	Anixter International, Inc. (a)	24,596
2,562	Arrow Electronics, Inc. (a)	96,715
2,624	Avnet, Inc. (a)	94,831
206	Baldor Electric Co.	7,774
3,529	Cognex Corp.	76,473
576	CTS Corp.	7,960
286	Emerson Electric Co.	12,324
6,031	Flir Systems, Inc. (a)	215,126
4,351	Global Imaging Systems, Inc. (a)	84,844
4,522	Jabil Circuit, Inc.	96,816
4,094	LoJack Corp. (a)	77,704
9,753	Methode Electronics, Inc.	144,052
2,714	Molex, Inc.	76,535
372	Park Electrochemical Corp.	10,089
259	Suntech Power Holdings Co., Ltd - ADR (a)	8,964
415	Woodward Governor Co.	17,086
		1,195,369
	Electronic Equipment & Instruments - 0.0%
503	Technitrol, Inc.	13,174

	Energy Equipment & Services - 3.3%
467	Atwood Oceanics, Inc. (a)	27,408
3,964	BJ Services Co.	110,596
1,074	Cameron International Corp. (a)	67,436
1,685	Dril-Quip, Inc. (a)	72,927
576	ENSCO International, Inc.	31,334
113	FMC Technologies, Inc. (a)	7,883
8,181	Input/Output, Inc. (a)	112,734
515	National-Oilwell, Inc. (a)	40,062
1,123	Noble Corp. (b)	88,358
1,226	Oceaneering International, Inc. (a)	51,639
2,186	Patterson-UTI Energy, Inc.	49,054
1,326	Pride International, Inc. (a)	39,913
1,280	Tenaris SA - ADR	58,752
1,232	Tidewater, Inc.	72,170
493	Transocean, Inc. (a) (b)	40,278
869	Weatherford International Ltd. (a) (b)	39,192
		909,736

	Food & Staples Retailing - 1.1%
3,432	Big Lots, Inc. (a)	107,353
153	Dollar Tree Stores, Inc. (a)	5,851
2,723	The Kroger Co.	76,925
2,550	Performance Food Group Co. (a)	78,719
266	Ruddick Corp.	8,001
469	Walgreen Co.	21,522
		298,371
	Food Products - 0.5%
231	Corn Products International, Inc.	8,221
79	General Mills, Inc.	4,600
1,356	The J.M. Smucker Co.	72,302
192	Kellogg Co.	9,875
910	Unilever NV - ADR	26,590
810	Unilever PLC	24,357
		145,945
	Gas Utilities - 0.5%
4,600	Atmos Energy Corp.	143,888

	Health Care Equipment & Supplies - 2.3%
2,042	Advanced Medical Optics, Inc. (a)	75,962
2,142	Arthrocare Corp. (a)	77,198
921	Biosite, Inc. (a)	77,336
336	C.R. Bard, Inc.	26,715
5,418	Greatbatch, Inc. (a)	138,159
417	Hillenbrand Industries, Inc.	24,757
4,322	Immucor, Inc. (a)	127,197
1,303	Varian, Inc. (a)	75,913
176	Varian Medical Systems, Inc. (a)	8,394
		631,631
	Health Care Providers & Services - 4.2%
2,227	Aetna, Inc.	97,520
522	Amedisys, Inc. (a)	16,928
6,054	AMERIGROUP Corp. (a)	184,042
2,092	Amsurg Corp. (a)	51,233
1,550	Coventry Health Care, Inc. (a)	86,878
1,208	Express Scripts, Inc. (a)	97,510
2,743	Health Net, Inc. (a)	147,601
367	Healthways, Inc. (a)	17,157
2,424	Humana, Inc. (a)	140,640
206	Inventiv Health, Inc. (a)	7,888
1,091	Odyssey HealthCare, Inc. (a)	14,325
1,776	Quest Diagnostics, Inc.	88,569
1,644	Sierra Health Services, Inc. (a)	67,683
1,569	Wellpoint, Inc. (a)	127,246
		1,145,220
	Health Care Technology - 0.5%
4,178	Allscripts Healthcare Solutions, Inc. (a)	112,012
1,089	IMS Health, Inc.	32,300
		144,312
	Hotels Restaurants & Leisure - 1.7%
477	Carnival Corp. (b)	22,352
156	CBRL Group, Inc.	7,223
484	Ctrip.com International Ltd. - ADR	32,421
759	Jack in the Box, Inc. (a)	52,470
7,540	O'Charleys, Inc. (a)	145,446
3,626	OSI Restaurant Partners, Inc.	143,227
2,418	Papa John's International, Inc. (a)	71,089
		474,228

	Household Durables - 2.6%
204	The Black & Decker Corp.	16,651
4,305	D.R. Horton, Inc.	94,710
413	Desarrolladora Homex SA de CV - ADR (a)	23,933
2,167	KB Home	92,466
243	Koninklijke Philips Electronics NV - ADR	9,258
4,332	Leggett & Platt, Inc.	98,207
109	Lennar Corp.	4,601
26	NVR, Inc. (a)	17,290
131	Ryland Group, Inc.	5,527
1,510	Snap-On, Inc.	72,631
673	The Stanley Works	37,257
5,248	Toll Brothers, Inc. (a)	143,690
1,151	Whirlpool Corp.	97,731
		713,952
	Household Products - 0.1%
126	Colgate-Palmolive Co.	8,416
180	Kimberly-Clark Corp.	12,328
156	The Procter & Gamble Co.	9,853
		30,597
	Independent Power Producers & Energy Traders - 0.2%
510	Constellation Energy Group, Inc.	44,345

	Industrial Conglomerates - 0.1%
221	3M Co.	16,891
110	Carlisle Cos., Inc.	4,722
53	Textron, Inc.	4,760
		26,373
	Insurance - 1.5%
535	Aegon NV - ADR	10,668
489	Allianz AG - ADR	10,049
405	American International Group, Inc.	27,224
1,304	Brown & Brown, Inc.	35,273
572	China Life Insurance Company Ltd. - ADR	24,533
1,198	Chubb Corp.	61,901
195	Delphi Financial Group, Inc. - Class A	7,845
1,925	First American Corp.	97,636
583	Hartford Financial Services Group, Inc.	55,723
164	Infinity Property & Casualty Corp.	7,685
150	MBIA, Inc.	9,823
198	Safety Insurance Group, Inc.	7,944
537	Travelers Companies, Inc.	27,800
514	Zenith National Insurance Corp.	24,297
		408,401
	Internet & Catalog Retail - 0.7%
1,019	Amazon.com, Inc. (a)	40,546
3,841	Coldwater Creek, Inc. (a)	77,895
2,313	eBay, Inc. (a)	76,676
		195,117
	Internet Software & Services - 3.2%
336	Baidu.com, Inc. - ADR (a)	32,441
3,387	Bankrate, Inc. (a)	119,358
310	Google, Inc. (a)	142,029
4,033	j2 Global Communications, Inc. (a)	111,795
1,459	NetEase.com, Inc. - ADR (a)	25,883
4,545	United Online, Inc.	63,766
1,968	WebEx Communications, Inc. (a)	111,900
4,798	Websense, Inc. (a)	110,306
4,789	Yahoo!, Inc. (a)	149,848
		867,326
	IT Services - 0.7%
536	Cognizant Technology Solutions Corp. (a)	47,313
3,088	Gartner, Inc. (a)	73,958
220	Global Payments, Inc.	7,493
178	Infosys Technologies Ltd - ADR	8,944
1,472	Mantech International Corp. - Class A (a)	49,180
		186,888

	Leisure Equipment & Products - 0.9%
2,299	Brunswick Corp.	73,223
266	Hasbro, Inc.	7,613
5,820	Jakks Pacific, Inc. (a)	139,098
436	Mattel, Inc.	12,020
245	RC2 Corp. (a)	9,896
		241,850
	Machinery - 6.8%
3,048	AGCO Corp. (a)	112,685
1,118	ASV, Inc. (a)	17,061
3,160	Caterpillar, Inc.	211,815
305	Crane Co.	12,328
760	Cummins, Inc.	109,987
1,234	Danaher Corp.	88,169
71	Deere & Co.	7,713
235	Donaldson Company, Inc.	8,484
1,583	Dover Corp.	77,266
199	Eaton Corp.	16,628
1,443	Graco, Inc.	56,508
658	Harsco Corp.	29,518
336	IDEX Corp.	17,096
716	Illinois Tool Works, Inc.	36,946
1,118	Ingersoll-Rand Company Ltd. - Class A (b)	48,488
229	Joy Global, Inc.	9,824
1,083	Kennametal, Inc.	73,222
404	Lincoln Electric Holdings, Inc.	24,062
1,729	The Manitowoc Company, Inc.	109,843
421	Mueller Industries, Inc.	12,672
270	Nordson Corp.	12,544
831	PACCAR, Inc.	60,995
2,932	Parker Hannifin Corp.	253,061
3,253	Reliance Steel & Aluminum Co.	157,445
4,137	Terex Corp. (a)	296,871
		1,861,231

	Media - 0.7%
212	Arbitron, Inc.	9,953
318	Focus Media Holding Ltd. - ADR (a)	24,950
906	Gannett Co., Inc.	50,999
319	Grupo Televisa SA - ADR	9,506
159	The McGraw-Hill Companies, Inc.	9,998
2,885	Valassis Communications, Inc. (a)	49,593
35	The Washington Post Co. - Class B	26,723
		181,722

	Metals & Mining - 5.6%
3,003	Alcoa, Inc.	101,802
1,730	Allegheny Technologies, Inc.	184,574
1,318	Aluminum Corporation of China Ltd. - ADR	34,255
3,146	Chaparral Steel Co.	183,003
253	Companhia Vale do Rio Doce - ADR	9,358
373	Compania de Minas Buenaventura SA - ADR	11,171
2,336	Freeport-McMoRan Copper & Gold, Inc. - Class B	154,620
630	Gerdau SA - ADR	11,413
2,487	Nucor Corp.	161,978
989	Peabody Energy Corp.	39,797
638	POSCO - ADR (a)	66,320
4,080	Quanex Corp.	172,788
100	Rio Tinto PLC - ADR	22,781
1,194	RTI International Metals, Inc. (a)	108,666
3,916	Steel Dynamics, Inc.	169,171
1,029	United States Steel Corp.	102,046
		1,533,743
	Multiline Retail - 0.9%
2,205	Dillard's, Inc. - Class A	72,170
1,233	J.C. Penney Co., Inc.	101,303
1,022	Kohl's Corp. (a)	78,295
		251,768

	Multi-Utilities - 0.2%
1,139	ONEOK, Inc.	51,255
136	Sempra Energy	8,297
		59,552

	Oil, Gas & Consumable Fuels - 4.4%
67	Apache Corp.	4,737
167	BP PLC - ADR	10,813
413	Cabot Oil & Gas Corp.	27,803
152	Chesapeake Energy Corp.	4,694
63	Chevron Corp.	4,660
127	Cimarex Energy Co.	4,702
126	CNOOC Ltd. - ADR	11,041
1,810	ConocoPhillips	123,714
68	Devon Energy Corp.	4,707
170	ENI SpA - ADR	11,021
137	EOG Resources, Inc.	9,774
221	Exxon Mobil Corp.	16,674
4,936	Frontier Oil Corp.	161,111
1,817	Hess Corp.	100,789
1,827	Marathon Oil Corp.	180,562
4,930	Murphy Oil Corp.	263,262
162	Noble Energy, Inc.	9,663
95	Occidental Petroleum Corp.	4,684
155	Overseas Shipholding Group, Inc.	9,703
452	Petroleo Brasileiro SA - ADR	44,979
88	Petroleum Development Corp. (a)	4,714
540	Royal Dutch Shell PLC - ADR	35,802
996	Southwestern Energy Co. (a)	40,816
1,415	Sunoco, Inc.	99,673
73	Valero Energy Corp.	4,708
159	XTO Energy, Inc.	8,715
		1,203,521
	Paper & Forest Products - 0.0%
189	Aracruz Celulose SA - ADR	9,917

	Personal Products - 1.1%
739	Alberto-Culver Co.	16,909
1,046	The Estee Lauder Companies, Inc.	51,097
3,284	Mannatech, Inc.	52,741
3,505	NBTY, Inc. (a)	185,905
		306,652
	Pharmaceuticals - 1.6%
88	Allergan, Inc.	9,752
7,427	Bradley Pharmaceuticals, Inc. (a)	142,524
354	Forest Laboratories, Inc. (a)	18,210
446	Johnson & Johnson	26,876
2,601	King Pharmaceuticals, Inc. (a)	51,162
280	Merck & Co., Inc.	12,367
2,487	Omnicare, Inc.	98,908
1,143	Pfizer, Inc.	28,872
870	Sepracor, Inc. (a)	40,568
384	Shire PLC - ADR	23,770
		453,009
	Real Estate Investment Trusts - 0.4%
186	Boston Properties, Inc.	21,837
477	CB Richard Ellis Group, Inc. - Class A (a)	16,304
2,948	Senior Housing Properties Trust	70,457
		108,598
	Road & Rail - 1.0%
475	Burlington Northern Santa Fe Corp.	38,204
4,526	Heartland Express, Inc.	71,873
2,711	Old Dominion Freight Line, Inc. (a)	78,104
252	Swift Transportation Co., Inc. (a)	7,852
4,035	Werner Enterprises, Inc.	73,316
		269,349

	Semiconductor & Semiconductor Equipment - 5.7%
3,038	Advanced Energy Industries, Inc. (a)	63,920
5,512	Altera Corp. (a)	110,185
658	Applied Materials, Inc.	12,055
379	ASML Holding NV - ADR (a)	9,380
8,447	Brooks Automation, Inc. (a)	144,866
1,010	Diodes, Inc. (a)	35,198
6,220	Intevac, Inc. (a)	164,021
2,681	Lam Research Corp. (a)	126,919
5,854	Linear Technology Corp.	184,928
1,752	MEMC Electronic Materials, Inc. (a)	106,136
3,637	Microsemi Corp. (a)	75,686
5,642	MKS Instruments, Inc. (a)	143,984
3,753	NVIDIA Corp. (a)	108,011
830	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,922
6,129	Texas Instruments, Inc.	184,483
8,027	United Microelectronics Corp. - ADR	25,526
3,005	Xilinx, Inc.	77,319
		1,581,539
	Software - 2.6%
2,247	ANSYS, Inc. (a)	114,080
322	Autodesk, Inc. (a)	12,107
90	FactSet Research Systems, Inc.	5,656
1,491	Hyperion Solutions Corp. (a)	77,279
361	Jack Henry & Associates, Inc.	8,682
1,406	MICRO Systems, Inc. (a)	75,910
8,759	Oracle Corp. (a)	158,801
5,485	Quality Systems, Inc.	219,400
206	SAP AG - ADR	9,198
887	Shanda Interactive Entertainment Ltd. - ADR (a)	23,816
		704,929
	Specialty Retail - 5.3%
907	Abercrombie & Fitch Co. - Class A	68,642
2,574	Advance Auto Parts	99,228
867	Autozone, Inc. (a)	111,097
4,938	CarMax, Inc. (a)	121,179
376	Chico's FAS, Inc. (a)	9,186
135	Dick's Sporting Goods, Inc. (a)	7,865
1,291	Group 1 Automotive, Inc.	51,343
12,485	HOT Topic, Inc. (a)	138,583
1,631	Men's Wearhouse, Inc.	76,739
4,138	OfficeMax, Inc.	218,238
2,331	O'Reilly Automotive, Inc. (a)	77,156
1,885	Rent-A-Center, Inc. (a)	52,742
2,759	Select Comfort Corp. (a)	49,110
3,087	The Sherwin-Williams Co.	203,865
1,068	Staples, Inc.	27,597
1,495	Tractor Supply Co. (a)	76,993
2,110	Tween Brands, Inc. (a)	75,369
		1,464,932
	Textiles, Apparel & Luxury Goods - 1.6%
1,164	Deckers Outdoor Corp. (a)	82,667
344	K-Swiss, Inc. - Class A	9,295
5,800	Movado Group, Inc.	170,810
853	Phillips-Van Heusen Corp.	50,157
568	Polo Ralph Lauren Corp.	50,069
840	Timberland Co. (a)	21,865
544	VF Corp.	44,945
697	Wolverine World Wide, Inc.	19,914
		449,722
	Thrifts & Mortgage Finance - 0.4%
1,269	Countrywide Financial Corp.	42,689
842	IndyMac Bancorp, Inc.	26,986
422	The PMI Group Inc.	19,083
178	Radian Group, Inc.	9,769
		98,527
	Tobacco - 0.8%
12,180	Alliance One International, Inc. (a)	112,421
271	Gallaher Group Plc - ADR	24,187
1,385	Reynolds American, Inc.	86,438
		223,046

		Trading Companies & Distributors - 0.0%
	62	W.W. Grainger, Inc.	4,789

		Water Utilities - 0.0%
	301	Companhia de Saneamento Basico do Estado de Sao Paulo	10,171

		Wireless Telecommunication Services - 0.6%
	161	America Movil SA de CV, Series L - ADR	7,694
	1,036	Mobile TeleSystems - ADR (a)	57,975
	341	OAO Vimpel-Communications - ADR (a)	32,340
	1,555	SK Telecom Co. Ltd. - ADR	36,418
	865	Vodafone Group PLC - ADR	23,234
			157,661
		TOTAL COMMON STOCKS (Cost $23,417,850)	$24,105,526

		INVESTMENT COMPANIES - 11.8%
	4,577	DIAMONDS Trust, Series I	$565,671
	7,910	iShares DJ Select Dividend Index Fund	565,170
	6,693	iShares MSCI Emerging Markets Index Fund	777,593
	1,832	iShares MSCI Pacific ex-Japan Index Fund	246,129
	6,725	iShares Russell 2000 Growth Index Fund	541,833
	6,775	iShares S&P MidCap Value Index Fund	565,916
		TOTAL INVESTMENT COMPANIES (Cost $3,194,780)	$3,262,312

		SHORT TERM INVESTMENTS - 2.3%
		Money Market Funds - 0.1%
	39,048	Federated Prime Obligations Fund - Class I	$39,048

	Principal
	Amount
		U.S. Government Agency Obligations - 2.2%
	$600,000	Federal Home Loan Mortgage Corp. Discount Note, 4.88%, 04/02/2007	$600,000
		TOTAL SHORT TERM INVESTMENTS (Cost $639,048)	$639,048

		Total Investments (Cost $27,251,678) - 101.7%	$28,006,886
		Liabilities in Excess of Other Assets - (1.7)%	(479,240)
		TOTAL NET ASSETS - 100.0%	$27,527,646

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.

Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 1.5%
	Aerospace & Defense - 1.5%
163,800	Bombardier, Inc. (a) (e)	$659,740
	TOTAL COMMON STOCKS (Cost $649,399)	$659,740

Principal
Amount
	CORPORATE BONDS - 23.8%
	Auto Components - 1.1%
$500,000	Goodyear Tire & Rubber Co.
	9.140%, 12/01/2009
	(Cost $495,503; Acquired 11/16/2006) (b)(c)	$504,375

	Food Products - 0.2%
100,000	Dole Food Co., Inc.
	7.250%, 06/15/2010	96,000

	Grantor Trust - 21.2%
9,300,000	TRAINS High Yield Note,
	4.338%, 05/01/2016
	(Cost $9,147,875; Acquired 06/30/2006,
	07/06/2006 and 08/28/2006) (b)(c)	9,471,845

	Health Care Providers & Services - 0.4%
100,000	HCA, Inc.
	6.250%, 02/15/2013	91,125
100,000	Tenet Healthcare Corp.
	7.375%, 02/01/2013	93,375
		184,500
	Holding Companies - 0.3%
100,000	BCP Crystal Holdings Corp.
	9.625%, 06/15/2014	114,092

	IT Services - 0.2%
100,000	Sungard Data Systems, Inc.
	9.125%, 08/15/2013	107,750

	Transportation Equipment - 0.4%
2,742,000	Dura Operating Corp. Series B
	9.000%, 05/01/2009 (EUR)	146,516
	(Cost $180,042; Acquired 11/28/2006) (d)
390,000	Dura Operating Corp. Series D
	9.000%, 05/01/2009	20,475
	(Cost $20,353; Acquired 11/28/2006) (d)	166,991
	TOTAL CORPORATE BONDS (Cost $10,330,124)	$10,645,553

Shares
	SHORT TERM INVESTMENTS - 71.4%
	Money Market Funds - 1.6%
722,384	Federated Prime Obligations Fund - Class I	$722,384

	Principal
	Amount
		U.S. Government Agency Obligations - 64.0%
	$10,406,000	Federal Home Loan Bank Discount Note,
		4.98%, 04/02/2007			$10,406,000
	10,403,000	Federal Home Loan Mortgage Corp. Discount Note,
		4.88%, 04/02/2007			10,403,000
	7,803,000	Federal National Mortgage Association Discount Note,
		5.00%, 04/02/2007			7,803,000
					28,612,000
		U.S. Treasury Obligations - 5.8%
	2,601,000	U.S. Treasury Bill, 4.83%, 04/05/2007			2,601,000
		TOTAL SHORT TERM INVESTMENTS (Cost $31,935,384)			$31,935,384

		Total Investments (Cost $42,914,907) - 96.7%			$43,240,677
		Other Assets in Excess of Liabilities - 3.3%			1,467,730
		TOTAL NET ASSETS - 100.0%			$44,708,407

Percentages are stated as a percent of net assets.

EUR	European Euro
(a)	Non-income producing security.
(b)	144A securities are those that are exempt from registration under Rule 144A of the
	Securities Act of 1933, as amended. These securities are generally issued to
	qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
	securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale.
	At March 31, 2007, the market value of 144A securities was $9,976,220
	or 22.3% of net assets.
(c)	Variable rate security.
(d)	Security in default.
(e)	Foreign security.

		Dynamic VP HY Bond Fund
		Schedule of Short Futures Contracts
		March 31, 2007 (Unaudited)

						Unrealized
	Contracts					Appreciation
	20	S&P 500 Mini Futures Contract
		Expiring June 2007
		(Underlying Face Amount at Market Value $1,430,500)				$10,160

		Dynamic VP HY Bond Fund
		Schedule of Credit Default Swaps
		March 31, 2007 (Unaudited)

							Unrealized
			Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
	Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)
	Bank of America	Dow Jones CDX:
		North America High Yield
		100 7th Index, Effective 09/28/2006	Sell	3.25%	$ 2,040,000	12/20/2011	$ 16,727

		North America High Yield
		100 8th Index, Effective 03/28/2007	Sell	2.75%	4,978,125	06/20/2012	(5,533)

	Morgan Stanley	Dow Jones CDX:
		North America High Yield
		100 6th Index, Effective 03/28/2006	Sell	3.45%	3,969,900	06/20/2011	164,561

					$ 10,988,025		$ 175,755

	Dynamic VP HY Bond Fund
	Schedule of Swap Contracts
	March 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Barclays Dezoete Wedd	General Motors Corp.	2,000,000	$ 2,000,000	03/20/2010	$ (50,147)

Bank of America	General Motors Corp.	4,000,000	4,000,000	09/20/2011	(145,086)
			$ 6,000,000		$ (195,233)

Evolution VP Large Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

Evolution VP Small Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

Evolution VP Total Return Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bear 1.75X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bull 1.75X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Financial Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Financial Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Japan Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Japan Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bear 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bull 1.25X Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

VP U.S. Government Money Market Fund
Schedule of Investments
March 31, 2007 (Unaudited)

No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$12,462,281	$27,965,692	$42,958,672
Gross unrealized appreciation	76,580	300,840	327,309
Gross unrealized depreciation	(123,104)	(259,646)	(45,304)
Net unrealized appreciation/(depreciation)	$(46,524)	$41,194	$282,005

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title)                /s/ Daniel O’Neill
Daniel O’Neill, President

Date       5/24/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Daniel O’Neill
Daniel O’Neill, President

Date        5/24/2007

By (Signature and Title)*               /s/ Todd Kellerman
 Todd Kellerman, Chief Financial Officer

Date        5/24/2007

* Print the name and title of each signing officer under his or her signature.